Investment In Joint Ventures And Associates_Financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting (Details) - KRW (₩)
₩ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Kumho Tire Co Inc
Equity method investment summarized financial information [Line Items]
Assets	₩ 4,513,972	₩ 5,105,107
Liabilities	3,521,608	3,928,327
Operating revenue	624,981	2,136,569
Net income(loss)	(10,774)	(61,748)
Woori Service Networks Co Ltd
Equity method investment summarized financial information [Line Items]
Assets	4,909	4,982
Liabilities	2,111	1,780
Operating revenue	7,250	14,887
Net income(loss)	456	1,003
Korea Credit Bureau Co Ltd
Equity method investment summarized financial information [Line Items]
Assets	80,792	75,504
Liabilities	18,764	19,323
Operating revenue	37,342	68,750
Net income(loss)	5,919	3,580
Korea Finance Security Co Ltd
Equity method investment summarized financial information [Line Items]
Assets	32,635	33,915
Liabilities	9,501	10,461
Operating revenue	27,161	55,610
Net income(loss)	91	1,071
Chin Hung International Inc
Equity method investment summarized financial information [Line Items]
Assets	403,962	341,284
Liabilities	311,502	259,454
Operating revenue	263,861	513,285
Net income(loss)	19,062	28,698
Poonglim Industrial Co Ltd
Equity method investment summarized financial information [Line Items]
Assets		241,063
Liabilities		309,925
Operating revenue		107,360
Net income(loss)		(29,812)
STX Corporation
Equity method investment summarized financial information [Line Items]
Assets		595,348
Liabilities		543,458
Operating revenue		1,371,272
Net income(loss)		342,869
Saman Corporation
Equity method investment summarized financial information [Line Items]
Assets	89,932	98,435
Liabilities	61,583	69,929
Operating revenue	26,418	76,135
Net income(loss)	(326)	(6,096)
Woori Growth Partnerships New Technology Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	108,427	120,133
Liabilities	441	485
Operating revenue	7,865	1,024
Net income(loss)	4,936	(3,199)
2016KIF-IMM Woori Bank Technology Venture Fund
Equity method investment summarized financial information [Line Items]
Assets	65,760	32,815
Liabilities	383	380
Operating revenue	6	6
Net income(loss)	(754)	(1,515)
K BANK Co Ltd
Equity method investment summarized financial information [Line Items]
Assets	1,758,930	1,244,270
Liabilities	1,557,206	1,001,121
Operating revenue	24,296	19,231
Net income(loss)	(32,126)	(74,403)
Smart Private Equity Fund No.2
Equity method investment summarized financial information [Line Items]
Assets	14,605	14,711
Liabilities	51	51
Operating revenue	1	1
Net income(loss)	(106)	(340)
Woori Bank-Company K Korea Movie Asset Fund
Equity method investment summarized financial information [Line Items]
Assets	11,872	11,830
Liabilities	3	2
Operating revenue	893	16
Net income(loss)	769	(172)
Well to Sea No.3 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	5,297,764	5,068,424
Liabilities	4,759,158	4,534,957
Operating revenue	140,041	131,488
Net income(loss)	13,450	162,743
Partner one Value Up I Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	43,114
Liabilities	172
Operating revenue	114
Net income(loss)	(58)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Equity method investment summarized financial information [Line Items]
Assets	15,843
Liabilities	744
Operating revenue	4
Net income(loss)	(822)
Nomura-Rifa Private Real Estate Investment Trust No.17
Equity method investment summarized financial information [Line Items]
Assets	20,433	20,265
Liabilities	16,407	16,507
Operating revenue	56	62
Net income(loss)	₩ (55)	₩ (242)